RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

19. RELATED PARTY TRANSACTIONS AND BALANCES

Transaction with equity investee

In 2013, the Group entered into an agreement with ZTE9, an equity investee of the Group, to jointly operate IPTV games in the PRC. According to the agreement, the Group pays ZTE9 a royalty fee for providing game contents on IPTV. In July 2020, ZTE9 initiated the liquidation process given its inability to repay its liabilities due. In September 2020, the Group entered into a debt settlement agreement with ZTE9 by paying ZTE9 an amount of RMB1.0 million (US$0.2 million) and all outstanding balances have been offset. No IPTV business transaction in 2020 and 2021 and total amount due to ZTE9 for IPTV business was nil and nil as of December 31, 2020 and 2021, respectively. No borrowing lent to ZTE9 in 2020 and 2021 and total amount due from ZTE9 for outstanding loans was nil and nil as of December 31, 2020 and 2021, respectively.

Transaction with Mr. Jun Zhu

Mr. Jun Zhu, the chairman and chief executive officer, provided loans of nil and nil to the Group in 2020 and 2021, respectively. The Group has repaid a total of RMB42.5 million and RMB6.4 million (US$1.0 million) for the years ended December 31, 2020 and 2021, respectively. The loans were interest-free and the outstanding balance of RMB20.6 million and RMB14.1 million (US$2.2 million) remained as of December 31, 2020 and 2021, respectively.

In May 2019, the issued and outstanding ordinary shares then held by Incsight, which is wholly owned by Mr. Jun Zhu, and the issued and outstanding ordinary shares then held by Mr. Jun Zhu himself, were re-designated and re-classified as Class B ordinary shares. All other ordinary shares then issued and outstanding were re-designated and re-classified as Class A ordinary shares. On the same date, the Company amended and restated then effective Amended and Restated Memorandum of Association and Articles of Association in their entirety and adopted the Second Amended and Restated Memorandum and Articles of Association which reflect, among other things, the changes to the capital structure of the Company. As a result of such changes, Mr. Jun Zhu holds the majority of the Company’s outstanding voting power and the Company became a “controlled company” as defined under Nasdaq Stock Market Rules.

Transaction with Comtec

In June 2019, the Group entered into a share purchase agreement with Comtec Windpark Renewable (holdings) Co., Ltd. (“Comtec”), a wholly-owned subsidiary of Comtec Solar Systems Group Limited (SEHK: 00712) (“Comtec Group”), an entity affiliated with Kwok Keung Chau at that time., Kwok Keung Chau is an independent director of the Company. He resigned from Comtec Group in January 2020 so he is no longer an affiliate with Comtec. Pursuant to the share purchase agreement, the Company has issued 3,444,882 Class A ordinary shares to purchase 9.9% equity interest in Zhenjiang Kexin, a lithium battery management system and power storage system supplier.